FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - By contractual maturities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Contractual cash flows	$ 12,912,000	$ 10,946,000
Carrying amount	12,018,000	9,583,000
Less than 1 year
Financial instruments
Contractual cash flows	11,526,000	8,636,000
2-5 years
Financial instruments
Contractual cash flows	140,000	757,000
More than five years
Financial instruments
Contractual cash flows	1,246,000	1,553,000
Accounts payable
Financial instruments
Contractual cash flows	1,168,000	3,278,000
Carrying amount	1,168,000	3,278,000
Accounts payable | Less than 1 year
Financial instruments
Contractual cash flows	1,168,000	3,278,000
Lease liabilities
Financial instruments
Contractual cash flows	368,000	1,241,000
Carrying amount	356,000	1,173,000
Lease liabilities | Less than 1 year
Financial instruments
Contractual cash flows	365,000	766,000
Lease liabilities | 2-5 years
Financial instruments
Contractual cash flows	3,000	475,000
Accrued expenses and other current liabilities
Financial instruments
Contractual cash flows	9,993,000	4,592,000
Carrying amount	9,993,000	4,592,000
Accrued expenses and other current liabilities | Less than 1 year
Financial instruments
Contractual cash flows	9,993,000	4,592,000
Royalty obligation
Financial instruments
Contractual cash flows	1,383,000	1,835,000
Carrying amount	500,000	540,000
Royalty obligation | 2-5 years
Financial instruments
Contractual cash flows	137,000	282,000
Royalty obligation | More than five years
Financial instruments
Contractual cash flows	$ 1,246,000	$ 1,553,000